Revenue from Contracts with Customers - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Revenue From Contract With Customers [Line Items]
Deferred revenue recognized	$ 553	$ 483	$ 712	$ 628	$ 536
Deferred revenue due to effect of business combinations					4
Additional deferred revenue recognized					15
Estimated revenue expected to be recognized	$ 1,019		903
Capitalized Acquisition Costs
Revenue From Contract With Customers [Line Items]
Impairment losses in relation to capitalized costs			0	0	0
Capitalized Fulfillment Costs
Revenue From Contract With Customers [Line Items]
Impairment losses in relation to capitalized costs			$ 0	$ 0	$ 0